UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21044

UM Investment Trust

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

UM Investment Trust

Schedule of Portfolio Investments as of September 30, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2010.

Undiscovered Managers Multi-Strategy Fund (in liquidation)
Schedule of Portfolio Investments
As of September 30, 2010 (Unaudited)

	Security Description	Value ($)
Long-Term Investments --51.9% (f) (i)
Investment Vehicles -- 44.1%
Dedicated Short Bias - Short Equity -- 3.4%
	Contra Strategic Short Fund, LP

Event Driven - Distressed -- 16.5%
	Contrarian Capital Fund I, LP	124,185
Long/Short Equity - General -- 10.2%
	Bonanza Liquidating Trust	76,363

Long/Short Equity - Sector -- 14.0%
	Ecofin General Partner Side Pocket	104,769

	Total Investment Vehicles
	(Cost $822,260)	330,786
Shares
Private Equities -- 7.8%
19,413	Acceleron Pharma, Inc.	25,237
15,902	Lifesync Holdings, Inc.	-
44,533	Metabolex, Inc.	33,506
Number of Warrants
6,680	Metabolex, Inc. Warrants	-
	Total Private Equities
	(Cost $1)	58,743

	Total Long-Term Investments
	(Cost $822,261)	389,529

Shares
Short-Term Investment -- 276.9%
Investment Company -- 276.9%
2,079,044	JPMorgan Prime Money Market Fund, Institutional Class Shares,
	0.130% (b) (l) (Cost $2,079,044)	2,079,044
Total Investments -- 328.8%
(Cost $2,901,305)		2,468,573
Liabilities in Excess of Other Assets -- (228.8%)		(1,717,871)
NET ASSETS -- 100.0%		$750,702

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(f) Fair Valued Investments.

(i) Investment Vehicles and Private Equities have been deemed illiquid and restricted pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l) The rate shown is the current yield as of September 30, 2010.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$258,134.00
Aggregate gross unrealized depreciation	(690,866)
Net unrealized appreciation/depreciation	$(432,732)
Federal income tax cost of investments	$2,901,305.00

The various inputs that are used in determining the fair value of the Fund's investments are summarized into the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (SOI):

	Level 1	Level 2	Level 3
	Quoted prices	Other significant observable inputs	Significant unobservable inputs	Total
Total Investments in Securities#	$2,079,044	$-	$389,529	$2,468,573

# Portfolio holdings designated as Level 1 and Level 3 are disclosed individually in the Schedule of Portfolio Investments ("SOI").

Level 1 consists of an investment in a short-term investment company. Please refer to the SOI for further detail on the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2010.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/09	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Net transfers into Level 3	Net transfers out of Level 3	Balance as of 09/30/10
Investments in Securities
Dedicated Short Bias - Short Equity	$110,769	$-		$(32,083)	$-	$(53,217)	$-	$-	$25,469
Event Drive - Distressed	296,683	48,494		(172,498)	-	(48,494)	-	-	124,185
Event Driven - Multi Strategy	263,330	53,170		(119,668)	-	(196,832)	-	-	-
Long/Short Equity - General	123,906	-		(47,543)	-	-	-	-	76,363
Long/Short Equity -Sector	268,207	-	(a)	(127,154)	-	(36,284)	-	-	104,769
Private Equities	117,486	-	(a)	(58,743)	-	-	-	-	58,743
Total	$1,180,381	$101,664		$(557,689)	$-	$(334,827)	$-	$-	$389,529
(a) Amount rounds to less than $1.

Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(438,000).

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UM Investment Trust

By:

/s/____________________________________

Patricia A. Maleski

President and Principal Executive Officer

November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

Patricia A. Maleski

President and Principal Executive Officer

November 24, 2010

By:

/s/____________________________________

Joy C. Dowd

Treasurer and Principal Financial Officer

November 24, 2010